Cover	Feb. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	MUELLER INDUSTRIES INC
Entity Central Index Key	0000089439
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6770
Entity Tax Identification Number	25-0790410
Entity Address, Address Line One	150 Schilling Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Collierville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38017
City Area Code	(901)
Local Phone Number	753-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MLI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false